FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Swaps (Details) - Currency risk - Currency swap $ in Millions	Dec. 31, 2022 USD ($)
Term Loan B Effective May 31, 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 399.4
Fixed-variable interest rate paid	3.174%
Fixed/variable interest rate received	2.75%
Fixed foreign exchange rate paid	1.2976
4.250% 2025 Secured Notes Effective Apr 29, 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500.0
Fixed-variable interest rate paid	4.805%
Fixed/variable interest rate received	4.25%
Fixed foreign exchange rate paid	1.4198
5.125% 2026 Secured Notes Effective Dec 16, 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500.0
Fixed-variable interest rate paid	5.725%
Fixed/variable interest rate received	5.125%
Fixed foreign exchange rate paid	1.3245
8.500% 2027 Notes Effective Apr 23, 2019 Swap One [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 48.0
Fixed-variable interest rate paid	8.399%
Fixed/variable interest rate received	8.50%
Fixed foreign exchange rate paid	1.3355
8.500% 2027 Notes Effective Apr 23, 2019 Swap Two [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 300.0
Fixed-variable interest rate paid	8.419%
Fixed/variable interest rate received	8.50%
Fixed foreign exchange rate paid	1.3355
8.500% 2027 Notes Effective Jun 8 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 348.0
Fixed-variable interest rate paid	8.50%
Fixed/variable interest rate received	8.828%
Fixed foreign exchange rate paid	1.2026
4.000% 2028 Notes Effective Nov 23, 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500.0
Fixed-variable interest rate paid	4.524%
Fixed/variable interest rate received	4.00%
Fixed foreign exchange rate paid	1.3112
4.750% 2029 Notes Effective June 8, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 350.0
Fixed-variable interest rate paid	5.317%
Fixed/variable interest rate received	4.75%
Fixed foreign exchange rate paid	1.2026